UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Munros Capital Management, LLC
Address: 21 East Long Lake Road, Suite 200
	Bloomfield Hills, MI  48304


Form 13F File Number:  028-12587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Client Servicing
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	July 21, 2010
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: 34479 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASSET MGMT            FE               GB0000031     1042   539796 SH       SOLE                   539796
ACKERMANS                      FE               BE0003764      571     9179 SH       SOLE                     9179
ANSALDO STS SPA                FE               IT0003977     1006    62000 SH       SOLE                    62000
ARYZTA AG                      FE               CH0043238      968    25076 SH       SOLE                    25076
BARRY CALLEBAUTN               FE               CH0009002      936     1502 SH       SOLE                     1502
BILFINGER BERGER AG            FE               DE0005909      952    17000 SH       SOLE                    17000
C&C GROUP ORD                  FE               IE00B010D     1583   400000 SH       SOLE                   400000
CHARTER PLC                    FE               GB0001882     1035   110000 SH       SOLE                   110000
ELEXIS                         FE               DE0005085      473    36704 SH       SOLE                    36704
FLSMIDTH AND CO                FE               DK0010234      718    11000 SH       SOLE                    11000
GRAFTON GRP PLC                FE               1E00B00MZ      448   125000 SH       SOLE                   125000
HELLENIC EXCHANGES             FE               GRS395363      360    67427 SH       SOLE                    67427
IMMOBILIARE GRANDE DISTRIBUZ   FE               IT0003745      337   250000 SH       SOLE                   250000
INDRA SISTEMAS -A-             FE               ES0118594      523    32346 SH       SOLE                    32346
INVISTA REAL ESTATE            FE               GB00B1CKT      353   480967 SH       SOLE                   480967
IPSOS                          FE               FR0000073     1120    33076 SH       SOLE                    33076
KARDEX                         FE               CH0018263      603    20000 SH       SOLE                    20000
KLOECKNER & CO N               FE               DE000KC01     1097    61571 SH       SOLE                    61571
LAMPRELL                       FE               GB00B1CL5      989   306444 SH       SOLE                   306444
LEONI AG                       FE               DE0005408     1188    56000 SH       SOLE                    56000
MOTA-ENGIL                     FE               PTMEN0AE0      389   148249 SH       SOLE                   148249
NKT HOLDING                    FE               DK0010287      896    19897 SH       SOLE                    19897
RAMIRENT OYJ                   FE               FI0009007      939   110402 SH       SOLE                   110402
RATIONAL AG                    FE               DE0007010      998     6500 SH       SOLE                     6500
SHANKS GROUP                   FE               GB0007995     1021   681786 SH       SOLE                   681786
SONOVA                         FE               CH0012549     1112     9000 SH       SOLE                     9000
SORIN SPA                      FE               IT0003544      835   470000 SH       SOLE                   470000
SPECTRIS                       FE               GB0003308      770    66287 SH       SOLE                    66287
SWISS NATIONAL INSURANCE       FE               CH0010811      750    29400 SH       SOLE                    29400
TELEPERFORMANCE                FE               FR0000051      769    30542 SH       SOLE                    30542
TEN CATE                       FE               NL0000375      650    29500 SH       SOLE                    29500
TREVI FIN IND                  FE               IT0001351     1072    73705 SH       SOLE                    73705
TRYGVESTA                      FE               DK0060013      769    14506 SH       SOLE                    14506
TUBACEX                        FE               ES0132945      355   117000 SH       SOLE                   117000
TULLETT PREBON                 FE               GB00B1H0D      747   157983 SH       SOLE                   157983
TULLOW OIL                     FE               GB0001500     1023    68102 SH       SOLE                    68102
VT GROUP                       FE               GB0031729     1346   116000 SH       SOLE                   116000
WARTSILA OYJ-B SHARES          FE               FI0009003      835    18169 SH       SOLE                    18169
WEIR GROUP                     FE               GB0009465     1174    75600 SH       SOLE                    75600
WELLSTREAM HOLDINGS PLC        FE               GB00B1VWM      452    60000 SH       SOLE                    60000
WINCOR NIXDORF                 FE               DE000A0CA      718    12728 SH       SOLE                    12728
ZUMTOBEL                       FE               AT0000837      576    33914 SH       SOLE                    33914